CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 17 — CONCENTRATIONS AND CREDIT RISK

The Company had no third-party suppliers or customers whose purchasing or sales individually represented over 10% or more of the Company’s total purchase or revenue for the years ended June 30, 2025 and 2024.